Intra-Group Loan and Share Pledge Agreement (Details) ¥ in Millions, $ in Millions			1 Months Ended
	Oct. 24, 2016 USD ($)	Oct. 24, 2016 CNY (¥)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Sohu Media [Member] | AmazGame [Member] | Loan Agreement [Member]
Intracompany Loan and Share Pledge Agreement [Line Items]
Maximum amount of loan Sohu Media can borrow from AmazGame	$ 148.6	¥ 1,000.0
Annual interest rate	6.00%	6.00%
Loans received from related parties			$ 45.9	¥ 300.0	$ 30.6	¥ 200.0	$ 72.1	¥ 500.0
Total outstanding balance of loan received from related parties													$ 153.0	¥ 1,000.0
Sohu Game [Member] | Changyou [Member] | Share Pledge Agreement [Member] | Class B Ordinary Shares [Member]
Intracompany Loan and Share Pledge Agreement [Line Items]
Shares pledged									43,823,946	43,823,946
Video Tianjin [Member] | AmazGame [Member] | Supplementary Agreement [Member]
Intracompany Loan and Share Pledge Agreement [Line Items]
Total outstanding balance of loan received from related parties									$ 143.3	¥ 1,000.0	$ 145.7	¥ 1,000.0